UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07664

Name of Fund: BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock California Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 136.5%

Corporate - 6.6%	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series A-2, 5.40%, 4/01/25	$500	$442,295
	Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series B, 7.50%, 12/01/24	500	376,805

			819,100

County/City/Special District/School District - 61.7%	Butte-Glenn Community College District, California, GO (Election of 2002), Series C, 5.50%, 8/01/30	500	516,985
	Kern County, California, COP (Capital Improvements Projects), Series A, 6%, 8/01/35 (a)	500	522,080
	Los Alamitos, California, Unified School District, GO (School Facilities Improvement Project Number 1), 5.50%, 8/01/33	250	255,660
	Los Angeles County, California, Community Facilities District Number 3, Special Tax Refunding Bonds (Improvement Area A), Series A, 5.50%, 9/01/14 (b)	1,000	1,012,420
	Los Angeles, California, Community College District, GO, Refunding (Election of 2008), Series A, 6%, 8/01/33	475	507,585
	Los Angeles, California, Community College District, GO, Series F-1, 5%, 8/01/33	335	325,798
	Los Angeles, California, Unified School District, GO, Series D, 5%, 7/01/26	150	151,899
	Los Angeles, California, Unified School District, GO, Series D, 5.30%, 1/01/34	500	500,740
	San Diego, California, Community College District, GO (Election of 2002), 5.25%, 8/01/33	250	252,348
	San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project), Series A, 5.375%, 2/01/36	500	500,145
	San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series D, 5%, 8/01/32	250	245,930
	Santa Ana, California, Unified School District, GO, 5.375%, 8/01/27 (c)	500	501,065
	Santa Cruz County, California, Redevelopment Agency, Tax Allocation Bonds (Live Oak/Soquel Community Improvement Project Area), Series A, 7%, 9/01/36	100	105,402
	Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (b)	500	491,395
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (b)	750	708,225
	Vacaville, California, Unified School District, GO (Election of 2001), 5%, 8/01/30 (c)	500	481,585

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
VRDN	Variable Rate Demand Note

BlackRock California Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Westminster, California, Redevelopment Agency, Westminster Commercial Redevelopment Project Number 1, Subordinate Tax Allocation Bonds (Police Facility), 6.25%, 11/01/39 (a)	$500	$524,450

			7,603,712

Education - 10.8%	California Educational Facilities Authority Revenue Bonds (Stanford University), Series Q, 5.25%, 12/01/32	500	512,120
	California Infrastructure and Economic Development Bank, Revenue Refunding Bonds (The Salvation Army - Western Territory), 5%, 9/01/27 (e)	500	503,015
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	300	314,448

			1,329,583

Health - 11.2%	California Health Facilities Financing Authority, Revenue Refunding Bonds (Providence Health and Services), Series C, 6.50%, 10/01/38	250	262,732
	California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	250	235,637
	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Hospital Asset Management, Inc.), Series C, 5.25%, 8/01/31	500	447,455
	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente), Series A, 5%, 4/01/31	500	430,725

			1,376,549

State - 15.9%	California State, GO, 5.75%, 3/01/19	40	40,184
	California State, GO, 6.50%, 4/01/33	490	535,281
	California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series H, 5%, 11/01/31	500	440,380
	California State Public Works Board, Lease Revenue Bonds (Department of Education - Riverside Campus Project), Series B, 6.50%, 4/01/34	340	352,730
	California State University, Systemwide Revenue Refunding Bonds, Series C, 5%, 11/01/38 (c)	625	593,612

			1,962,187

Transportation - 8.9%	Los Angeles, California, Department of Airports, Airport Revenue Refunding Bonds (Ontario International Airport), AMT, Series A, 5%, 5/15/26 (c)	510	465,676
	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/29 (c)(d)	495	445,015
	San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	175	182,781

			1,093,472

Utilities - 21.4%	Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (e)	500	484,890
	Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series O, 5%, 10/01/24 (e)	600	625,296
	Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	250	240,817
	Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/35	285	271,787

BlackRock California Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5%, 7/01/35 (b)	$500	$489,955
	San Diego, California, Public Facilities Financing Authority, Water Revenue Refunding Bonds, Series A, 5.25%, 8/01/38	500	493,335
	Southern California Public Power Authority, Transmission Project Revenue Refunding Bonds, 5.50%, 7/01/20 (c)	40	40,116

			2,646,196

	Total Municipal Bonds in California		16,830,799

Puerto Rico - 3.9%

Education - 3.9%	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	700	484,582

	Total Municipal Bonds in Puerto Rico		484,582

	Total Municipal Bonds - 140.4%		17,315,381

	Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California - 4.0%

County/City/Special District/School District - 4.0%	Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	495	491,863

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 4.0%		491,863

	Total Long-Term Investments (Cost - $18,472,545) - 144.4%		17,807,244

	Short-Term Securities

California - 4.0%	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 5/07/09 (c)(g)	500	500,000

		Shares

Money Market Fund - 8.4%	CMA California Municipal Money Fund, 0.80% (h)(i)	1,037,189	1,037,189

	Total Short-Term Securities (Cost - $1,537,189) - 12.4%		1,537,189

	Total Investments (Cost - $20,009,734*) - 156.8%		19,344,433
	Other Assets Less Liabilities - 1.2%		147,950
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (2.7)%		(332,105)
	Preferred Shares, at Redemption Value - (55.3)%		(6,826,204)

	Net Assets Applicable to Common Shares - 100.0%		$12,334,074

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,678,589

Gross unrealized appreciation	$221,170
Gross unrealized depreciation	(885,035)

Net unrealized depreciation	$(663,865)

BlackRock California Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)

(a)	Assured Guaranty Insured.

(b)	FSA Insured.

(c)	NPFGC Insured.

(d)	FGIC Insured.

(e)	AMBAC Insured.

(f)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Rate shown is as of report date and maturity shown is the final maturity date as the date the principal owed can be recovered through demand.

(h)	Represents the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Net Income

CMA California Municipal Money Fund	505,053	$5,481

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are unobservable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$1,037,189
Level 2	18,307,244
Level 3	—

Total	$19,344,433

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Investment Quality Municipal Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: June 19, 2009